Cover	Nov. 15, 2021
Cover [Abstract]
Entity Registrant Name	GROVE, INC.
Entity Central Index Key	0001775194
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Nov. 15, 2021
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Incorporation State Country Code	NV
Entity File Number	001-40535
Entity Tax Identification Number	83-3378978
Entity Address Address Line 1	1710 Whitney Mesa Drive
Entity Address City Or Town	Henderson
Entity Address State Or Province	NV
Entity Address Postal Zip Code	89014
City Area Code	701
Local Phone Number	353-5425